Finance Income and Costs	12 Months Ended
Dec. 31, 2020
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Finance Income and Costs
33.	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Finance income
Interest income(*1)	￦	337,258	352,384	372,174
Dividend income		63,345	75,455	38,348
Gain on foreign currency transactions		716,060	824,565	1,147,692
Gain on foreign currency translations		212,443	206,019	574,463
Gain on derivatives transactions		247,513	195,933	352,005
Gain on valuations of derivatives		96,986	163,491	115,642
Gain on disposals of financial assets at fair value through profit of loss		8,742	8,525	15,550
Gain on valuations of financial assets at fair value through profit or loss		16,149	42,297	51,581
Others		7,474	3,474	10,044

	￦	1,705,970	1,872,143	2,677,499

Finance costs
Interest expenses	￦	(741,296)	(755,711)	(638,797)
Loss on foreign currency transactions		(810,857)	(746,603)	(1,067,907)
Loss on foreign currency translations		(321,748)	(319,470)	(425,479)
Loss on derivatives transactions		(208,772)	(228,144)	(410,008)
Loss on valuations of derivatives		(40,674)	(47,447)	(229,524)
Loss on disposals of trade accounts and notes receivable		(39,970)	(36,935)	(15,816)
Loss on disposals of financial assets at fair value through profit or loss		(1,474)	(2,969)	(5,571)
Loss on valuations of financial assets at fair value through profit or loss		(59,442)	(65,848)	(67,464)
Others		(20,183)	(38,936)	(31,836)

	￦	(2,244,416)	(2,242,063)	(2,892,402)

(*1)	Interest income calculated using the effective interest method for the years ended December 31, 2018, 2019 and 2020 were ￦ 197,142 million, ￦ 209,511 million and ￦ 207,014 million, respectively.